Advance from Customers (Details) - Schedule of advance from customer - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of advance from customer [Abstract]
Advance from customers	$ 2,993,656	$ 1,414,345
Total	$ 2,993,656	$ 1,414,345